Deposits (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Interest-bearing:
Savings deposits	₨ 5,117,372.1	$ 67,449.2	₨ 4,034,924.8
Time deposits	8,080,607.6	106,506.0	7,191,543.0
Total interest-bearing deposits	13,197,979.7	173,955.2	11,226,467.8
Non-interest-bearing deposits	2,382,052.2	31,396.5	2,110,762.4
Total	₨ 15,580,031.9	$ 205,351.7	₨ 13,337,230.2